Related parties disclosure (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables	$ 119	$ 8
Payables	202	1,479
Net expenses	2,181	2,762	$ 2,097
Net income	331	1,381	522
Carlos Moreira
Receivables	0	8
Payables	0	0
Net expenses	0	0	12
Net income	0	209	0
Maryla Shingler-Bobbio
Receivables	0	0
Payables	0	0
Net expenses	123	80	0
Net income	0	0	3
Philippe Doubre
Receivables	0	0
Payables	40	54
Net expenses	114	80	0
Net income	0	0	0
Juan Hernández Zayas
Receivables	0	0
Payables	37	62
Net expenses	165	88	0
Net income	0	0	0
Thomas Hürlimann
Receivables	0	0
Payables	16	24
Net expenses	63	24	0
Net income	0	0	0
Dourgam Kummer
Receivables	0	0
Payables	2	68
Net expenses	52	264	81
Net income	0	0	0
David Fergusson
Receivables	0	0
Payables	22	31
Net expenses	161	47	224
Net income	0	0	0
Roman Brunner
Receivables	0	0
Payables	0	418
Net expenses	426	242	0
Net income	87	0	0
Anthony Nagel
Receivables	0	0
Payables	0	0
Net expenses	5	164	0
Net income	58	0	0
Harald Steger
Receivables	0	0
Payables	0	0
Net expenses	0	445	0
Net income	0	0	0
Don Tapscott
Receivables	0	0
Payables	0	200
Net expenses	0	394	0
Net income	0	0	0
Wei Wang
Receivables	0	0
Payables	0	0
Net expenses	0	187	0
Net income	10	0	0
OISTE
Receivables	119	0
Payables	0	92
Net expenses	219	221	219
Net income	140	0	88
Todd Ruppert
Receivables	0	0
Payables	0	0
Net expenses	0	353	0
Net income	0	0	0
Edmund Gibbons Limited
Receivables	0	0
Payables	0	451
Net expenses	479	173	130
Net income	36	434	431
Terra Ventures Inc
Receivables	0	0
Payables	33	31
Net expenses	0	0	0
Net income	0	0	0
SAI LLC (SBT Ventures)
Receivables	0	0
Payables	33	32
Net expenses	0	0	0
Net income	0	0	0
GSP Holdings Ltd
Receivables	0	0
Payables	17	16
Net expenses	0	0	0
Net income	0	0	0
Indian Potash Limited
Receivables	0	0
Payables	0	0
Net expenses	0	0	0
Net income	0	42	0
ACXIT Capital
Receivables	0	0
Payables	0	0
Net expenses	0	0	1,302
Net income	0	696	0
Philippe Gerwill
Receivables	0	0
Payables	0	0
Net expenses	14	0	0
Net income	0	0	0
Related parties of Carlos Moreira
Receivables	0	0
Payables	2	0
Net expenses	360	0	0
Net income	0	0	0
Thomas J. Egger
Receivables	0	0
Payables	0	0
Net expenses	0	0	129
Net income	$ 0	$ 0	$ 0